Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Discount rate of provision	4.38%	3.84%
Other provisions	$ 229,683	$ 159,900	$ 175,639
Litigation provision [Member]
Disclosure of other provisions [line items]
Other provisions	17,700	16,600
Environmental remediation liabilities [Member]
Disclosure of other provisions [line items]
Other provisions	$ 3,500	$ 9,700